Share-Based Compensation - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding as of January 1, 2021	433,968
Granted	558,935
Exercised	(6,009)	(37,606)	(134,639)
Forfeited or expired	(61,421)
Outstanding as of December 31, 2022	925,473	433,968
Exercisable as of December 31, 2022	242,581
Weighted-Average Exercise Price
Outstanding as of January 1, 2021	¥ 474.97
Granted	198.71
Exercised	257.59
Forfeited or expired	460.62
Outstanding as of December 31, 2022	310.49	¥ 474.97
Exercisable as of December 31, 2022	¥ 401.05
Weighted-Average Remaining Contractual Term
Outstanding as of December 31, 2022	8 years 4 months 24 days	7 years 10 months 24 days
Exercisable as of December 31, 2022	6 years
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2021	¥ 18,389
Outstanding as of December 31, 2022	¥ 8,379	¥ 18,389